EMPLOYEE BENEFIT PLAN - Summary of Components of net periodic benefit costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Current service cost	$ 21	$ 21	$ 90	$ 83
Interest cost	6	5	25	20
Net actuarial gain recognized in the period	(3)	(3)	(46)	(12)
Expenses recognized in the consolidated statement of operations	$ 24	$ 23	$ 69	$ 91